DEFERRED REVENUES (Details) (USD $)	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Advance payment received	$ 200,000
Total revenue recognized as of March 31, 2013		(34,444)
Revenue recognized nine months ended December 31, 2013	(10,000)
Total Deferred Revenues as of Current Balance Sheet Date	155,556	165,556
Current Portion of Deferred Revenues as of Current Balance Sheet Date	13,333	13,333	13,333
Non-Current Portion of Deferred Revenues as of Current Balance Sheet Date	$ 142,223	$ 152,223	$ 165,558